UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  09-30-2006


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: 150357000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 Cents Only Stores           COM              65440K106     1066    90125 SH       Sole                    78235             11890
AC Moore Arts & Crafts         COM              00086t103      487    25605 SH       Sole                    23150              2455
AFLAC Inc.                     COM              001055102     4772   104290 SH       Sole                    92540             11750
American International Group I COM              026874107     5358    80858 SH       Sole                    73662              7196
BP Amoco PLC ADR               COM              055622104      440     6702 SH       Sole                     6702
Bank of America Corp.          COM              060505104      294     5494 SH       Sole                     5494
Biomet Inc.                    COM              090613100     2727    84715 SH       Sole                    75815              8900
Capital One Financial          COM              14040H105     2916    37075 SH       Sole                    32725              4350
CarMax Inc                     COM              143130102     1468    35190 SH       Sole                    30185              5005
Cheesecake Factory             COM              163072101     1519    55875 SH       Sole                    49205              6670
Chevron Texaco Corp.           COM              166764100     4355    67152 SH       Sole                    60042              7110
Citigroup                      COM              172967101     5601   112765 SH       Sole                   100600             12165
Coca Cola                      COM              191216100      224     5005 SH       Sole                     5005
Colgate-Palmolive Co.          COM              194162103      478     7701 SH       Sole                     6661              1040
Comcast Corp New Class A share COM              20030n101     3970   107576 SH       Sole                    97911              9665
ConocoPhillips                 COM              20825C104     4895    82225 SH       Sole                    71685             10540
Costco Whsl Group              COM              22160K105     1141    22976 SH       Sole                    20100              2876
Cubic Corporation              COM              229669106      582    29725 SH       Sole                    27820              1905
DJ US Consumer Cyclical - iSha COM              464287580      301     4810 SH       Sole                     4710               100
DJ US Consumer Non-Cyclical -  COM              464287812      285     5030 SH       Sole                     4920               110
DJ US Energy - iShares Trust   COM              464287796      205     2210 SH       Sole                     2180                30
DJ US Financial - iShares Trus COM              464287788      457     4115 SH       Sole                     3995               120
DJ US Healthcare - iShares Tru COM              464287762      487     7435 SH       Sole                     7225               210
DJ US Industrial - iShares Tru COM              464287754      246     4005 SH       Sole                     3900               105
DJ US Technology - iShares Tru COM              464287721      387     7535 SH       Sole                     7355               180
Dell Inc.                      COM              24702r101     2920   127841 SH       Sole                   114166             13675
Diebold Incorporated           COM              253651103     2721    62510 SH       Sole                    55645              6865
Ebay Inc                       COM              278642103     1604    56558 SH       Sole                    52893              3665
Electronic Arts, Inc.          COM              285512109     1264    22628 SH       Sole                    18728              3900
Exxon Mobil                    COM              30231G102      787    11722 SH       Sole                    11722
First Data Corporation         COM              319963104     1021    24312 SH       Sole                    20667              3645
General Electric               COM              369604103      651    18435 SH       Sole                    16935              1500
GlaxoSmithKline plc            COM              37733W105     2607    48970 SH       Sole                    45280              3690
Gold Trust - SPDR              COM              78463v107      236     3960 SH       Sole                     3960
Google Inc.                    COM              38259p508     2347     5840 SH       Sole                     5345               495
Industrial Select Sector - SPD COM              81369Y704     1953    58585 SH       Sole                    54515              4070
Johnson & Johnson              COM              478160104     6370    98093 SH       Sole                    88348              9745
Korea Electric Power           COM              500631106      937    47904 SH       Sole                    39919              7985
L-3 Communications             COM              502424104     2383    30420 SH       Sole                    27055              3365
Lear Corp.                     COM              521865105     3276   158285 SH       Sole                   140400             17885
Lincoln National Corp.         COM              534187109      963    15513 SH       Sole                    15388               125
Lowe's Companies Inc.          COM              548661107     3397   121050 SH       Sole                   107770             13280
MSCI Emerging Markets Index Fu COM              464287234      459     4745 SH       Sole                     3695              1050
MSCI European Monetary Union I COM              464286608     3800    40340 SH       Sole                    36510              3830
MSCI Japan Index - iShares     COM              464286848     3206   236780 SH       Sole                   210620             26160
Medtronic, Inc.                COM              585055106     4407    94897 SH       Sole                    83857             11040
Microsoft Corp.                COM              594918104     4539   165976 SH       Sole                   149956             16020
Paychex                        COM              704326107     2847    77270 SH       Sole                    65375             11895
Pepsico Inc.                   COM              713448108     5315    81444 SH       Sole                    72679              8765
Pharmaceutical HOLDRs Trust    COM              71712a206      646     8282 SH       Sole                     6982              1300
Procter & Gamble               COM              742718109     3893    62806 SH       Sole                    55946              6860
Qualcomm                       COM              747525103     4011   110333 SH       Sole                    99133             11200
Russell Small-Cap Value - iSha COM              464287630      300     4070 SH       Sole                     4070
S&P Global Energy Sector - iSh COM              464287341      857     8350 SH       Sole                     8350
S&P Global Financials Sector - COM              464287333      684     8120 SH       Sole                     8120
S&P Global Telecom Sector - iS COM              464287275     2396    41530 SH       Sole                    38990              2540
S&P Mid-Cap Barra Value - iSha COM              464287705      220     2970 SH       Sole                     2970
SEI Investments                COM              784117103      880    15665 SH       Sole                    12580              3085
SK Telecom Co. Ltd             COM              78440p108     1015    42970 SH       Sole                    34950              8020
Starbucks Inc.                 COM              855244109      373    10960 SH       Sole                     9660              1300
State Street Corp.             COM              857477103     4510    72281 SH       Sole                    61201             11080
Stryker Corp                   COM              863667101     3702    74645 SH       Sole                    67250              7395
Sunrise Assisted Living        COM              86768K106     2905    97245 SH       Sole                    87100             10145
Suntrust Banks Inc.            COM              867914103      404     5224 SH       Sole                     5224
Sysco Corporation              COM              871829107      621    18570 SH       Sole                    15890              2680
Telecom Corp. of New Zealand   COM              879278208      755    33672 SH       Sole                    29967              3705
Teva Pharmaceutical Industries COM              881624209     2787    81755 SH       Sole                    72415              9340
UPS                            COM              911312106     1696    23576 SH       Sole                    21476              2100
UnitedHealth Group             COM              91324P102     4164    84632 SH       Sole                    75782              8850
Verizon Communications         COM              92343V104     2196    59155 SH       Sole                    53105              6050
WalMart                        COM              931142103     1750    35480 SH       Sole                    31765              3715
Walgreen Company               COM              931422109      910    20505 SH       Sole                    18475              2030
Wells Fargo New                COM              949746101      309     8540 SH       Sole                     8540
Western Union Company          COM              959802109      465    24312 SH       Sole                    20667              3645
Wrigley, Wm. Jr. Co.           COM              982526105     2975    64600 SH       Sole                    57960              6640
Wyeth                          COM              983024100      251     4938 SH       Sole                     4938